Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 16 — Subsequent Events

On April 5, 2021, the Company, through Safe TV Shop, LLC, entered into a Settlement Agreement and Release of Claims (the “Settlement”). Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April 9, 2021. The Company made the payment on April 8, 2021.

On April 7, 2021, the Company issued 150,000 shares of common stock valued at $382,500 for consulting services as per the Consulting Agreements entered into on March 31, 2021.

On April 7, 2021, the Company issued 525,541 shares of common stock valued at $924,952 to an employee as per the terms of an employment agreement.

On April 7, 2021, the Company issued 475,451 shares of common stock valued at $836,794 to an employee as per the terms of an employment agreement.

On April 7, 2021, the Company issued 597,273 shares of common stock valued at $1,051,200 to an employee as per the terms of an employment agreement.

On April 17, 2021, Vinco Ventures, Inc. (“Vinco”) and EVNT Platform, LLC, a wholly owned subsidiary of Vinco (“the Company” or “Buyer”), entered into (and closed on) a certain Asset Contribution Agreement (“Asset Contribution Agreement”) with Emmersive Entertainment, Inc. (“Emmersive” or “Seller”), pursuant to which Emmersive contributed/transferred to the Company the assets used for Emmersive’s business, which include digital assets, software and certain physical assets (the “Contributed Assets”) in consideration for, among other things, the Company assuming certain obligations of Emmersive, hiring certain employees, and issuing 1,000,000 preferred membership units (“Preferred Units”) in the Company to Emmersive and/or its shareholders (“Preferred Members”) pursuant to a First Amended and Restated Operating Agreement for the Company dated as of April 17, 2021(“Amended Operating Agreement”). Certain put rights are associated with Preferred Units, which if exercised by the Preferred Members, obligates Vinco to purchase the Preferred Units in exchange for 1,000,000 shares of Vinco Venture’s common stock (“Put Rights”). In addition, the Preferred Members have the opportunity to earn up to 4,000,000 Conditional Preferred Units if certain conditions are satisfied for each of the four earn out targets (“Earn-Out Targets”). The Earn-Out Targets are described below:

Earn-Out Target 1: In the event that the Company (1) develops a minimally viable product for the NFT Technology to validate the utility of the product/platform with features to attract and transact with customers and (2) is successful on-boarding a minimum of 10 approved influential celebrities on or before December 31, 2021, the Company shall issue to Emmersive and/or Emmersive’s Shareholders, 1,000,000 Conditional Preferred Units, with Put Rights.

Earn-Out Target 2: In the event that the Company generates a minimum of $7,000,000 in annualized booked revenues inclusive of revenues generated from the celebrities onboarded by the Company (collectively “Attributed Revenue”) in any three-calendar-month period ending on or before March 31, 2022 (i.e. more than $1,750,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with the Put Rights.

Earn-Out Target 3: In the event that the Company generates a minimum of $28,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2022 (i.e. more than $7,000,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.

Earn Out Target 4: In the event that the Company generates a minimum of $62,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2023 (i.e. more than $15,500,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.

On April 17, 2021, the transactions under both the Asset Contribution Agreement and Amended Operating Agreement closed.

On April 15, 2020, the Company entered into a loan agreement (“PPP Loan”) with First Choice Bank under the Paycheck Protection Program (the “PPP”), which is part of the recently enacted Coronavirus Aid, Relief, and Economic Security Act administered by the United States Small Business Administration. The Company received proceeds of $789,852 from the PPP Loan. On May 4, 2021, the Company’s PPP loan was forgiven.

On April 16, 2021, a dry closing of the CBAV1-BTL Transaction occurred with the transfer of assets and release of funds completed on April 21, 2021 (“Final Closing”). Contemporaneously with the Final Closing, a certain license agreement between CBAV1 and Edison Nation, LLC (“Edison Nation”) terminated and any remaining operational assets of Edison Nation were transferred to BTL.

On May 18, 2021, the Company issued 501,250 shares of common stock to a noteholder in satisfaction of $1,000,000 principal and $2,500 in accrued interest.

On May 24, 2021, the Company entered into a warrant exercise agreement (the “Agreement”) with Hudson Bay Master Fund Ltd. (“Hudson Bay”) who agreed to exercise a portion of the January Warrants and the Company agreed to issue additional warrants, to purchase shares of Common Stock at a per-share exercise price equal to $3.20 (the “Incentive Warrants”, all pursuant to the terms and conditions set forth in the Agreement. At the Closing (as defined in Section 2(b) of the Agreement), the Parties shall execute and deliver a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register the shares of Common Stock underlying the Incentive Warrants. Subject to the terms of Agreement, (i) Hudson Bay shall pay to the Company an amount equal to the exercise price in effect as of the date of such exercise multiplied by 2,870,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the “Exercised Warrant Shares”) and (ii) the Company shall issue and deliver Incentive Warrants to Hudson Bay to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment upon the exercise of further shares pursuant to the January Warrants.

On May 28, 2021, the Company, Vinco Acquisition Corporation and ZASH Global Media and Entertainment Corporation (“ZASH”) entered into that certain Second Amendment to the Agreement (the “Second Amendment”) to define certain milestones with dates to be completed to consummate the closing of the Lomotif Private Limited (“Lomotif”) acquisition and the ZASH merger; (i) the Company and ZASH intend to acquire Lomotif through their joint venture, ZVV Media Partners, LLC (“ZVV”); (ii) the Parties have completed an Amended and Restated Limited Liability Company Agreement for ZVV in preparation for the anticipated acquisition of Lomotif through ZVV; (iii) Gemini Valuation Services will complete and present an independent third-party valuation on ZASH on or before June 11, 2021; (iv) sign the final Agreement and Plan of Merger and Reorganization on or before June 24, 2021; (v) issue a formal proxy to shareholders for the approval of the ZASH merger with the Company on or before July 15, 2021; and (vi) extend the closing date to August 31, 2021, but no later than the first business day following the satisfaction or waiver of all conditions to the obligations of the Parties to consummate the transaction.

On June 4, 2021, the Company entered into a warrant exercise agreement (the “Agreement”) with BHP Capital NY Inc. (“BHP”) who agreed to exercise a portion of the January Warrants and the Company agreed to issue additional warrants, to purchase shares of Common Stock at a per-share exercise price equal to $3.20 (the “Incentive Warrants”, all pursuant to the terms and conditions set forth in the Agreement. At the Closing (as defined in Section 2(b) of the Agreement), the Parties shall execute and deliver a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register the shares of Common Stock underlying the Incentive Warrants. Subject to the terms of Agreement, (i) BHP shall pay to the Company an amount equal to the exercise price in effect as of the date of such exercise multiplied by 1,500,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the “Exercised Warrant Shares”) and (ii) the Company shall issue and deliver Incentive Warrants to BHP to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment upon the exercise of further shares pursuant to the January Warrants.

On June 4, 2021, the Company entered into a warrant exercise agreement (the “Agreement”) with Hudson Bay Master Fund Ltd. (“Hudson Bay”) who agreed to exercise a portion of the February Warrants and the Company agreed to issue additional warrants, to purchase shares of Common Stock at a per-share exercise price equal to $3.30 (the “Incentive Warrants”, all pursuant to the terms and conditions set forth in the Agreement. At the Closing (as defined in Section 2(b) of the Agreement), the Parties shall execute and deliver a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register the shares of Common Stock underlying the Incentive Warrants. Subject to the terms of Agreement, the Company shall issue and deliver Incentive Warrants to the Hudson Bay to initially purchase zero shares of Common Stock, which number of shares shall be subject to adjustment, including the provision of Incentive Warrants on a 1.75-for-one basis for the additional exercise of each Existing Warrant on or prior to July 7, 2021.

On June 4, 2021, the Company made a capital contribution to ZVV in the amount of $2,000,000. On this same date, ZVV entered into a Convertible Note Subscription Agreement (the “Note Agreement”) with Lomotif. Under the terms of the Note Agreement, ZVV, in connection with the Securities Purchase Agreement between ZASH and Lomotif dated February 23, 2021 (pursuant to which ZASH intended to acquire a majority controlling interest in Lomotif) (the “Lomotif SPA”) and in satisfaction of certain of Zash’s obligations thereunder, and in satisfaction of certain of Zash’s obligations thereunder, ZVV made a payment in the amount of $2,000,000 (the “Principal Amount”) to Lomotif. In consideration for the payment of the Principal Amount, Lomotif issued a note (the “Note”) to ZVV with the right to redemption or the conditional right to acquire shares in the capital of Lomotif. The Note has a term of seven years and accrues a simple interest at 2% per annum.

On June 24, 2021, the Company announced the “spin-out” of Emmersive Entertainment, LLC to become a standalone publicly traded entity (the “Emmersive Transaction”). The Company currently plans to conduct the Emmersive Transaction during the third quarter of the year ending 2021 and intends to announce to the shareholders of the record effective date, providing eventually all shareholders of the Company an equity position in the “spun-out” public company.

On July 1, 2021, the Company issued a total of 30,000 shares valued at $94,800 to an employee for severance.

On July 7, 2021, the Company entered into an Amendment to the Warrant Exercise Agreement (the “Amendment Agreement”) dated June 4, 2021. Under the terms of the Amendment Agreement, the exercise date for the June Warrants has been extended to August 9, 2021 (the “Adjustment Date”).

On July 19, 2021, Zash, Lomotif, the Lomotif selling shareholders identified on the signature page to the Lomotif SPA, and ZVV entered into that certain Deed of Variation and Supplement (the “Deed of Variation”) whereby, among other things, Zash novated all of its rights and obligations under the Lomotif SPA to ZVV and ZVV assumed all of Zash’s rights and obligations under the Lomotif SPA as if ZVV had been a party to the Lomotif SPA in place of Zash.

The unwind period applicable to the transactions contemplated by the Lomotif SPA and the Deed of Variation expired on July 25, 2021, resulting, on that date, in the consummation of ZVV’s acquisition of an 80% interest in Lomotif. Although the Deed of Variation was signed on July 19th, it became a material agreement on July 25th upon the consummation of ZVV’s acquisition of an 80% interest in Lomotif.

On July 22, 2021 (the “Effective Date”), Vinco Ventures, Inc. (the “Company”) consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “Purchase Agreement”) entered into by the Company on July 22, 2021 with one accredited investor (the “Investor”), the Company issued a $120,000,000 Senior Secured Convertible Note for the purchase price of $100,000,000 (the “Note”) and warrants (the “Warrants”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”).

The Note bears no interest absent an Event of Default (as defined below) and matures on July 22, 2022. The Note contains a voluntary conversion mechanism whereby the Noteholder may convert at any time after the Initial Convertibility Date (as defined therein), in whole or in part, the outstanding principal and interest under the Note into shares of the Common Stock at a conversion price of $4.00 per share (the “Conversion Shares”). The Note is guaranteed by the Company’s subsidiaries and certain other guarantors as described below and is a senior secured obligation of the Company and the guarantors. The Note contains certain events of default as described in the Note (each an “Event of Default”). If an Event of Default occurs, interest under the Note will accrue at a rate of eighteen percent (18%) per annum and the outstanding principal amount of the Note, plus accrued but unpaid interest, liquidated damages and other amounts owing with respect to the Note will become, at the Note holder’s election, immediately due and payable in cash. Upon completion of a Change of Control (as defined in the Note), the Note’s holder may require the Company to purchase any outstanding portion of the Note in cash at a price in accordance with the terms of the Note. The Note also include a right of the Company to, subject to certain equity conditions, redeem the Note at 115% of the conversion amount of the Note being redeemed, as well as a mutual redemption right at a redemption price of $100,000,000 in the event the transaction with Lomotif (as defined below) does not close on or prior to July 27, 2021.

The Note is guaranteed by the Company’s subsidiaries and by ZASH and by ZVV, in contemplation of an acquisition by ZVV of Lomotif, which was previously announced by the Company and Zash on February 23, 2021 in a joint press release issued by the Company and Zash. The Note and the guarantees are secured by a pledge of substantially all of the assets of the Company and the guarantors.

The Note will not become convertible into Common Stock and the Warrants will not be exercisable for Common Stock unless certain regulatory filings have been made and such transactions are approved by the Company’s shareholders. If the Warrants do not become exercisable by November 19, 2021, the Company will be required to redeem the Warrant at a price of $40,000,000.

Pursuant to the Purchase Agreement, the Investor also received a Warrant. The Warrant contains an exercise price of $4.00 per share, subject to adjustments as provided under the terms of the Warrant. In connection with the closing of the Offering, the Warrant was exercisable for an aggregate of 32,697,548 shares of Common Stock (the “Warrant Shares”).

The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by the earlier of (x) five (5) trading days after the Company obtains shareholder approval of the Note and the Warrants and (y) one hundred twenty (120) calendar days after the Closing Date (the “Filing Deadline”) of the Purchase Agreement to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use its best efforts to have the Registration Statement declared effective by the Commission by the earlier of the (A) 30th calendar day after the Filing Deadline (or 45 calendar days after the Filing Deadline if the Registration Statement receives comments from the Commission) and (B) 2nd Business Day after the date the Company is notified that such Registration Statement will not be reviewed or will not be subject to further review by the Commission.

Palladium Capital Group, LLC. (the “Placement Agent”) acted as placement agent for the Offering. The Placement Agent is to receive cash compensation in the aggregate amount of $9,000,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses) (the “Placement Agent Fee”). $1,000,000 of the Placement Agent Fee is to reimburse the Placement Agent for fees and expenses and is due and payable upon the closing of the Offering. The additional $8,000,000 of the Placement Agent Fee is deferred and will only be payable upon the Company’s shareholders approving the Company’s contemplated merger with Zash. Additionally, in connection with the closing of the Offering, the Placement Agent received a warrant to purchase shares of the Company’s Common Stock in an amount equal to $8,000,000, which is immediately exercisable upon the closing of the Offering.

On July 23, 2021, Vinco entered into a Securities Purchase Agreement (the “Purchase Agreement”) with BHP Capital NY, Inc. (the “Purchaser”) whereby Vinco agreed to (i) issue and sell to the Purchaser up to 1,007,194 shares of Vinco’s common stock, par value $0.001 per share (the “Purchased Shares”) at a purchase price of $2.78 per share and (ii) issue warrants (the “Warrants”) to purchase up to 1,007,194 shares of Vinco’s Common Stock (the “Warrant Shares”) with an exercise price of $2.78 per share, resulting in an aggregate of $2,800,000 of Purchased Shares and Warrants. The Warrants are immediately exercisable and have a term of exercise equal to three (3) years.

In connection with the Purchase Agreement, Vinco and the Purchaser also entered into a Registration Rights Agreement, dated as of July 23, 2021, whereby Vinco agree to prepare and file, within 40 days of the closing, with the SEC a registration statement covering the resale of all Purchased Shares and Warrant Shares issued and sold to the Purchaser pursuant to the Purchase Agreement. In the event that such registration statement is not filed within 40 days of the closing, or if such registration statement does not become effective within 80 days of its filing, Vinco shall issue an additional 50,360 shares of Common Stock and warrants to purchase an additional 50,360 shares of Common Stock to the Purchaser.

Note 19 — Subsequent Events

On January 5, 2021, the Company issued 750,000 shares of common stock valued at $1,125,000 as per the terms of the Platform License Agreement between the Company and Honey Badger Media, LLC dated November 10, 2020.

On January 5, 2021, the Company issued 150,000 shares of common stock valued at $225,000 under the Company’s 2020 Omnibus Plan to a consultant for services rendered on behalf of the Company.

On January 10, 2021, the Company entered into a Second Amendment to Note Agreement (the “Amendment”) with Equity Trust Company (the “Noteholder”). Under the terms of the Amendment, the Company is to issue the Noteholder 20,000 additional incentive shares and make payments of $20,000 on January 22, 2021 and $20,000 on February 12, 2021 with the remaining principal and interest payable on or before February 26, 2021. In the event the Company fails to make any of the payments, the Company shall issue the Noteholder an additional 15,000 shares of restricted common stock. The Company paid the Note in full on January 27, 2021.

On January 11, 2021, the Company issued 100,000 shares of common stock valued at $150,000 under the Company’s 2020 Omnibus Plan to a consultant for services rendered on behalf of the Company.

On January 19, 2021, the Company issued 200,000 shares of common stock valued at $300,000 for the partial exercise of the warrant issued in connection with the Greentree financing.

On January 10, 2021, the Company entered into a Second Amendment to Note Agreement (the “Amendment”) with Richard O’Leary (the “Noteholder”). Under the terms of the Amendment, the Company is to issue the Noteholder 5,000 additional incentive shares and make payments of $5,000 per week beginning on January 25, 2021with the remaining principal and interest payable on or before February 26, 2021. In the event the Company fails to make any of the payments, the Company shall issue the Noteholder an additional 5,000 shares of restricted common stock. The Company paid the Note in full on January 27, 2021.

On January 20, 2021, we entered into an Agreement to Complete a Plan of Merger (the “Merger Agreement”) with ZASH Global Media and Entertainment Corporation (“ZASH”) and Vinco Acquisition Corporation, a subsidiary of ours formed for the sole purpose of the merger contemplated by the Merger Agreement (the Merger Sub”). The Merger Agreement contemplates a reverse triangular merger of Merger Sub with and into ZASH in a transaction intended to qualify as a tax-free reorganization under Sections 368(a)(l)(A) and 368(a)(2)(E) of the Internal Revenue Code. Under the terms of the Merger Agreement, the holders of ZASH common stock will receive shares of the Company’s common stock (the “Merger Shares”) in exchange for all of their issued and outstanding ZASH shares of common stock. ZASH will then become an indirect wholly owned subsidiary of the Company. The merger will represent a change of control transaction as upon the completion of the merger, the shareholders of ZASH will own a controlling interest in the Company. The merger and the issuance of the Merger Shares are subject to adoption and approval by the holders of a majority of the outstanding shares of the Company’s common stock.

In connection with the merger, the certificate of incorporation of the Company will be amended and restated, and the name of the Company will be changed to “ZASH Global Media and Entertainment Corporation.” The bylaws of the Company will also be amended and restated to become the equivalent of the bylaws of ZASH immediately prior to the closing under the Merger Agreement (the “Closing”). At the Closing, certain officers and directors of the Company immediately prior to the effective time of the merger will resign and the officers and directors of ZASH immediately prior to the Closing will be appointed as officers and directors of the Company and the surviving corporation in the merger, in each case until their respective successors are duly elected or appointed and qualified; provided, however that the Company shall have the right to appoint two persons to serve as members of the board of directors of the Company and ZASH will have the right to appoint three persons to serve as members of the board of directors of the Company.

On January 20, 2021, the Company issued 27,415 shares of common stock valued at $43,041 to Jefferson Street Capital, LLC in satisfaction of its debt and accrued interest of the approximate same value against a note issued on April 7, 2020.

On January 21, 2021, the Company issued 58,000 shares of common stock valued at $87,000 to a consultant for services rendered on behalf of the Company.

On January 21, 2021, the Company issued 350,000 shares of common stock valued at $525,000 for the partial exercise of the warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 51,129 shares of common stock valued at $76,694 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 67,744 shares of common stock valued at $101,616 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 20,358 shares of common stock valued at $30,537 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 20,358 shares of common stock valued at $30,537 for the exercise of the placement agent warrant issued in connection with the Greentree financing.

On January 22, 2021, the Company issued 50,000 shares of common stock valued at $100,000 for the exercise of a warrant.

On January 25, 2021 (the “Effective Date”), Vinco Ventures Inc. (the “Company”) consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “Purchase Agreement”) entered into by the Company on January 21, 2021 with one accredited investor (the “Investor”), the Company issued a Senior Convertible Note for the purchase price of $12,000,000 (the “Note”) and a five (5) year warrant (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Note carries an interest rate of 6% per annum and matures on the 12-month anniversary of the Issuance Date (as defined in the Note). The Note contains a voluntary conversion mechanism whereby the Noteholder may convert at any time after the Issuance Date, in whole or in part, the outstanding balance of the Note into shares of the Common Stock at a conversion price of $2.00 per share (the “Conversion Shares”). The Note shall be a senior obligation of the Company and its subsidiaries. The Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, interest under the Note will accrue at a rate of twelve percent (12%) per annum and the outstanding principal amount of the Note, plus accrued but unpaid interest, liquidated damages and other amounts owing with respect to the Note will become, at the Note holder’s election, immediately due and payable in cash. Upon completion of a Change of Control (as defined in the Note), the Note’s holder may require the Company to purchase any outstanding portion of the Note in cash at a price in accordance with the terms of the Note. Subsequent to the issuance of the Note, the Investor has converted $11,000,000 principal as of the date of this filing.

Pursuant to the Purchase Agreement, the Investor received a Warrant in an amount equal to 250% of the shares of Common Stock initially issuable to each Investor pursuant to the Investor’s Note. The Warrant contains an exercise price of $2.00 per share. In connection with the closing of the Offering, the Warrant was issued to purchase an aggregate of 15,000,000 shares of Common Stock (the “Warrant Shares”).

The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.

Palladium Capital Group, LLC (the “Placement Agent”) acted as placement agent for the Offering. The Placement Agent received cash compensation of $1,080,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses). The Placement Agent also received a Warrant in an amount equal to 8% of the shares of Common Stock initially issuable to each Investor pursuant to the Investor’s Note.

On January 29, 2021 (the “Effective Date”), the Company consummated the closing of a private placement offering of $3,300,000 (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “SPA”) entered into by the Company on January 28, 2021 with BHP Capital NY Inc (the “Investor”), the Company issued 1,500,000 shares of restricted common stock and a five (5) year warrant (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”).

Pursuant to the SPA, the Investor received a Warrant in an amount equal to 100% of the shares of Common Stock issued to the Investor under the SPA. The Warrant contains an exercise price of $2.20 per share. In connection with the closing of the Offering, the Warrant was issued to purchase an aggregate of 1,500,000 shares of Common Stock (the “Warrant Shares”).

The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.

On January 29, 2021, the Company issued 100,000 shares of common stock valued at $327,000 to a consultant for services rendered on behalf of the Company.

On February 1, 2021, the Company issued 27,415 shares of common stock valued at $87,454 to Jefferson Street Capital, LLC in satisfaction of its debt and accrued interest of the approximate same value against a note issued on April 7, 2020.

On February 2, 2021, the Company issued 100,000 shares of common stock valued at $319,000 for settlement of investment banking services.

On February 2, 2021, the Company issued 209 shares of common stock for a cashless exercise of a warrant.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Christopher Ferguson (the “Executive”) for the role of Chief Executive Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. The Base Salary shall be payable in accordance with the Company’s normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 (“minimum”). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement. For clarification, the Enterprise Value as of the Company at the effective date was $25,042,464.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Brett Vroman (the “Executive”) for the role of Chief Financial Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. The Base Salary shall be payable in accordance with the Company’s normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 (“minimum”). For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement. For clarification, the Enterprise Value as of the Company at the effective date was $25,042,464.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Brian Mc Fadden (the “Executive”) for the role of Chief Strategy Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. The Base Salary shall be payable in accordance with the Company’s normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 (“minimum”). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement. For clarification, the Enterprise Value as of the Company at the effective date was $25,042,464.

On February 2, 2021, the Company filed an Amendment to the Certificate of Designation (the “Amendment”) for the Company’s Series B Convertible Preferred Stock (“Preferred Stock”). Under the Amendment, each share of Preferred Stock shall entitle the holder thereof to vote on all matters voted on by the holders of Common Stock, voting together as a single class with other shares entitled to vote at all meetings of the stockholders of the Corporation. With respect to any such vote, each share of Preferred Stock shall entitle the holder thereof to cast the number of votes equal to the number of whole shares of Common Stock into which such shares of Preferred Stock are then convertible (the “Conversion Shares”). Such right may be exercised at any annual meeting or special meeting, or pursuant to any written consent of stockholders.

On February 4, 2021, the Company issued 243,483 shares of common stock valued at $486,966 as true up shares in connection with the Greentree financing.

On February 4, 2021, the Company issued 25,000 shares of common stock valued at $40,750 as incentive shares for a Note Agreement dated November 2, 2020.

On February 4, 2021, the Company issued 25,000 shares of common stock valued at $31,250 to a consultant for services rendered on behalf of the Company.

On February 4, 2021, the Company issued 255,000 shares of common stock valued at $351,900 to certain employees for services rendered on behalf of the Company.

On February 4, 2021, the Company issued 210,000 shares of common stock valued at $287,700 to Directors of the Company’s Board of Directors for services rendered.

On February 4, 2021, the Company issued 150,000 shares of common stock valued at $205,500 to a consultant for services rendered on behalf of the Company.

On February 18, 2021, the Company issued 13,705 shares of common stock valued at $52,764 to certain employees for services rendered on behalf of the Company.

On February 18, 2021, the Company issued 25,000 shares of common stock valued at $50,000 for the exercise of a warrant.

On February 19, 2021, the Company issued 25,000 shares of common stock valued at $99,750 for the extended use of a trademark.

On February 23, 2021, the Company issued 25,000 shares of common stock valued at $68,500 for expenses related to a joint venture.

On February 23, 2021, the Company issued 60,000 shares of common stock valued at $231,000 to the Company’s counsel for services rendered on behalf of the Company.

On February 23, 2021, the Company issued 450,000 shares of common stock valued at $792,000 to certain employees as per the terms of their employment agreements.

On February 23, 2021 (the “Effective Date”), Vinco Ventures, Inc. (the “Company”) consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “Purchase Agreement”) entered into by the Company on February 18, 2021 with one accredited investor (the “Investor”), the Company issued a Senior Convertible Note for the purchase price of $10,000,000 (the “Note”) and five (5) year warrants (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Note carries an interest rate of 6% per annum compounding monthly and matures on February 23, 2022. The Note contains a voluntary conversion mechanism whereby the Noteholder may convert at any time after the Issuance Date, in whole or in part, the outstanding principal and interest under the Note into shares of the Common Stock at a conversion price of $4.847 per share (the “Conversion Shares”). The Note shall be a senior unsecured obligation of the Company and its subsidiaries. The Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, interest under the Note will accrue at a rate of twelve percent (12%) per annum and the outstanding principal amount of the Note, plus accrued but unpaid interest, liquidated damages and other amounts owing with respect to the Note will become, at the Note holder’s election, immediately due and payable in cash. Upon completion of a Change of Control (as defined in the Note), the Note’s holder may require the Company to purchase any outstanding portion of the Note in cash at a price in accordance with the terms of the Note.

On February 24, 2021, the Company entered into a Settlement Agreement and General Release of All Claims (the “Settlement Agreement”) with Edison Nation, LLC, Pearl 33 Holdings, LLC and Christopher Ferguson (collectively, the “Settling Defendants”) and Oceanside Traders, LLC (the “Plaintiff”). Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.

On March 2, 2021, the Company issued 1,505,502 shares of common stock valued at $3,011,004 to a noteholder for conversion against a convertible note.

On March 2, 2021, the Company issued 150,000 shares of common stock valued at $187,500 to a consultant for services rendered on behalf of the Company.

On March 2, 2021, the Company issued 16,667 shares of common stock valued at $20,000 to a director in satisfaction of compensation due for services as a director.

On March 2, 2021, the Company issued 79,167 shares of common stock valued at $95,000 to a director in satisfaction of compensation due for services as a director.

On March 2, 2021, the Company issued 83,333 shares of common stock valued at $100,000 to a director in satisfaction of compensation due for services as a director.

On March 2, 2021, the Company issued 75,000 shares of common stock valued at $90,000 to a director in satisfaction of compensation due for services as a director.

On March 2, 2021, the Company issued 5,000 shares of common stock valued at $7,850 to a noteholder as additional incentive shares as per terms of an amendment.

On March 2, 2021, the Company issued 20,000 shares of common stock valued at $26,600 to a noteholder as additional incentive shares as per terms of an amendment.

On March 2, 2021, the Company issued 10,000 shares of common stock valued at $13,900 to a noteholder as additional incentive shares as per terms of an amendment.

On March 2, 2021, the Company issued 30,000 shares of common stock valued at $40,800 to an employee for services rendered on behalf of the Company.

On March 2, 2021, the Company issued 50,000 shares of common stock valued at $68,000 to an employee for services rendered on behalf of the Company.

On March 10, 2021 and March 11, 2021, the Company’s Cloud B intellectual property was auctioned via a bankruptcy sale of CBAV 1, LLC. On March 12, 2021, the bankruptcy court approved the sale of the CBAV1, LLC Assets to the winning bidder at the auction held for a total sum of $3,000,000, contingent upon a cash payment at closing which is anticipated on April 15, 2021 in the amount of $2,650,000 and additional payments in the amount of $150,000 on April 15, 2022 and $200,000 on April 15, 2023. The winning bidder, BTL Diffusion SARL (“BTL”), entered into a certain asset purchase agreement with CBAV1 and an asset purchase agreement with Edison Nation, LLC (“Edison APA”). Both APAs were contingent upon a first closing which required, among other things, BTL making a deposit in the amount of $700,000 to be held in escrow. On April 8, 2021, the first closing occurred and those funds are held in escrow and the second closing is scheduled for April 15, 2021. A dry closing of the CBAV1-BTL Transaction occurred on April 16, 2021, with the transfer of assets and release of funds to be completed on April 21, 2021 (“Final Closing”). Contemporaneously with the Final Closing, a certain license agreement between CBAV1 and Edison Nation, LLC (“Edison Nation”) terminated and any remaining operational assets of Edison Nation were transferred to BTL.

On March 12, 2021 the Company issued 100,167 shares of common stock valued at $200,334 to a noteholder for conversion against a convertible note.

On March 18, 2021 the Company issued 150,425 shares of common stock valued at $300,850 to a noteholder for conversion against a convertible note.

On March 19, 2021 the Company issued 250,750 shares of common stock valued at $501,500 to a noteholder for conversion against a convertible note.

On March 19, 2021 the Company issued 501,750 shares of common stock valued at $1,003,500 to a noteholder for conversion against a convertible note.

On March 19, 2021 the Company issued 1,003,667 shares of common stock valued at $2,007,334 to a noteholder for conversion against a convertible note.

On March 19, 2021 the Company issued 1,003,667 shares of common stock valued at $2,007,334 to a noteholder for conversion against a convertible note.

On March 19, 2021 the Company issued 1,003,667 shares of common stock valued at $2,007,334 to a noteholder for conversion against a convertible note.

On March 26, 2021, the Company issued 96,000 shares of common stock valued at $192,000 upon partial exercise of a warrant issued to a placement agent.

On March 30, 2021, the Company through its subsidiaries, Edison Nation, LLC CBAV1, LLC and Ferguson Containers (collectively, the “Obligors”), entered into a Termination Agreement (the “Agreement”) with CSNK Working Capital Finance (D/B/A Bay View Funding)(the “Buyer”). Under the terms of the Agreement, the Obligor shall remit payment in the amount of $14,135.05 to the Buyer as a Payout for early termination of the Factoring Agreement dated February 21, 2020.

On March 30, 2021, the Company, Vinco Acquisition Corporation and ZASH entered into that certain First Amendment to Agreement to Complete a Plan of Merger, which amends the Merger Agreement dated January 20, 2021 to extend the closing date of the merger to on or about May 28, 2021.

On March 31, 2021, the Company entered into three separate Consulting Agreements (the “Agreements”) with non-affiliated consultants to provide consulting services consisting of implementation of the Company’s business plan, investor relation services, introduction of potential investors, news distribution, markets and sales. Under the terms of the Agreements, each Consultant shall receive 50,000 shares of common stock upon execution of the Agreement and shall receive an additional 50,000 shares of common stock at the 60-day anniversary of each of the Agreements. The Agreements have a term of six (6) months.

On April 5, 2021, the Company, through Safe TV Shop, LLC, entered into a Settlement Agreement and Release of Claims (the “Settlement”). Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.

On April 7, 2021, the Company issued 150,000 shares of common stock valued at $382,500 for consulting services as per the Consulting Agreements entered into on March 31, 2021.

On April 7, 2021, the Company issued 525,541 shares of common stock valued at $924,952 to an employee as per the terms of an employment agreement.

On April 7, 2021, the Company issued 475,451 shares of common stock valued at $836,794 to an employee as per the terms of an employment agreement.

On April 7, 2021, the Company issued 597,273 shares of common stock valued at $1,051,200 to an employee as per the terms of an employment agreement.